Notes Payable	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Notes Payable

1 3 .	NOTES PAYABLE
Baidu, Inc.
The Company issued and publicly sold unsecured senior notes, and the details of the tranches are shown below:

	Issue date	Principal amount (US$ million)	Mature date	Effective interest rate
2022 Ten-year Notes	November 28, 2012	750	November 28, 2022	3.59%
2020 Notes	June 30, 2015	750	June 30, 2020	3.13	% *
2025 Ten-year Notes	June 30, 2015	500	June 30, 2025	4.22%
2022 Five-year Notes	July 6, 2017	900	July 6, 2022	3.08%
2027 Ten-year Notes	July 6, 2017	600	July 6, 2027	3.73%
2023 Notes	March 29, 2018	1,000	September 29, 2023	3.99%
2028 March Notes	March 29, 2018	500	March 29, 2028	4.50%
2024 Notes	November 14, 2018	600	May 14, 2024	4.51%
2024 Notes	December 10, 2018	250	May 14, 2024	4.54%
2028 November Notes	November 14, 2018	400	November 14, 2028	4.99%
2025 Five-year Notes	April 7, 2020	600	April 7, 2025	3.22%
2030 April Notes	April 7, 2020	400	April 7, 2030	3.54%
2026 Notes	October 9, 2020	650	April 9, 2026	1.81%
2030 October Notes	October 9, 2020	300	October 9, 2030	2.43%
2027 Five-year Notes	August 23, 2021	300	February 23,2027	1.73%
2031 Notes	August 23, 2021	700	August 23, 2031	2.49%

*	The 2020 Notes were fully repaid when they became due.
The notes listed above are collectively referred to as the “Notes”.

The 2022
Ten-year
Notes bear interest at the rate of 3.500% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on May 28, 2013.
The 2020 Notes bear interest at the rate of 3.000% per annum and the 2025
Ten-year
Notes bear interest at the rate of 4.125% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on December 30, 2015.
The 2022 Five-year Notes bear interest at the rate of 2.875% per annum and the 2027 Ten-year Notes bear interest at the rate of 3.625% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on January 6, 2018.
The 2023 Notes bear interest at the rate of 3.875% per annum and the 2028 March Notes bear interest at the rate of 4.375% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on September 29, 2018.
The 2024 Notes including US$600 million issued in November and US$250 million in December 2018, respectively, bear interest at the rate of 4.375% per annum and the 2028 November Notes bear interest at the rate of 4.875% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on May 14, 2019.
The 2025 Five-year Notes bear interest at the rate of 3.075% per annum and the 2030 April Notes bear interest at the rate of 3.425% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on October 7, 2020.
The 2026 Notes bear interest at the rate of 1.720% per annum and the 2030 October Notes bear interest at the rate of 2.375% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on April 9, 2021.
The 2027 Five-year Notes bear interest at the rate of 1.625% per annum and the 2031 Notes bear interest at the rate of 2.375% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on February 23, 2022.
At maturity, the Notes are payable at their principal amount plus accrued and unpaid interest thereon.
Under the terms of the indentures governing the 2022 Ten-year Notes, the 2025 Ten-year Notes, the 2022 Five-year Notes, the 2027 Ten-year Notes, the 2023 Notes and the 2028 March Notes, events of default include, among others, there occurring with respect to any of the
Company’s
indebtedness or indebtedness of the Company’s principal controlled entities, an event of default resulting in accelerated maturity or a failure to pay principal, interest or premium when due, and that the outstanding principal amount under payment default or accelerated maturity equals or exceeds the greater of US$100 million and 2.5% of the Company’s total equity. Under such indentures, principal controlled entities refer to entities as to which one or more of the following conditions is/are satisfied: (i) its total revenue or consolidated total revenue attributable to the Company is at least 5% of the Company’s consolidated total revenue; (ii) its net profit or consolidated net profit attributable to the Company is at least 5% of the Company’s consolidated net profit; or (iii) its net assets or consolidated net assets attributable to the Company are at least
10%
of the Company’s consolidated net assets. For example, iQIYI constitutes a principal controlled entity under such indentures.
Under the terms of the indentures governing the 2024 November Notes, the 2024 December Notes (consolidated and form a single series with 2024 November Notes), the 2028 November Notes, the 2025 Five-year Notes, the

2030 April Notes, the 2026 Notes, the 2030 October Notes, the 2027 Five-year Notes and the 2031 Notes, events of default include, among others, there occurring with respect to any of the Company’s indebtedness, an event of default resulting in accelerated maturity or a failure to pay principal, interest or premium when due, and that the outstanding principal amount under payment default or accelerated maturity equals or exceeds the greater of US$100 million and 2.5% of the Company’s total equity.
If any such event of default were to take place, the holders of those notes may declare the principal of notes to be due and payable prior to the stated maturity. Under the terms of the indentures governing the various notes, a declaration of acceleration of the relevant series of notes will be automatically annulled if such event of default is remedied or cured by the Company or any of the Company’s principal controlled entities, in the case of the 2022 Ten-year Notes, the 2025 Ten-year Notes, the 2022 Five-year Notes, the 2027 Ten-year Notes, the 2023 Notes and the 2028 March Notes, or the Company, in the case of the 2024 November Notes, the 2024 December Notes, the 2028 November Notes, the 2025 Five-year Notes, the 2030 April Notes, the 2026 Notes, the 2030 October Notes, the 2027 Five year Notes and the 2031 Notes, or waived by the holders of the relevant notes within 30 days after the declaration of acceleration with respect thereto and if the annulment of the acceleration of those notes would not conflict with any judgment or decree of a court of competent jurisdiction. As of December 31, 2021, there was no such event of default.
The Notes do not contain any other financial covenants or other significant restrictions. In addition, the Notes are unsecured and rank lower than any secured obligation of the Group and have the same liquidation priority as any other unsecured liabilities of the Group, but senior to those expressly subordinated obligations, if any. The Company may, at its discretion, redeem all or any portion of the Notes at any time, at the greater of the principal amount and the make whole amount plus accrued and unpaid interest. In addition, for the 2023 Notes, 2028 March Notes, 2024 Notes, 2028 November Notes, 2025 Five-year Notes, 2030 April Notes, 2026 Notes, 2030 October Notes, 2027 Five-year Notes and 2031 Notes, the Company may at its discretion, redeem all or any portion of the Notes at one or three months before the maturity date of respective notes, at a price equal to 100% of the principal amount of such notes plus accrued and unpaid interest, if any, to (but not including) the redemption date. As of December 31, 2021, the Company does not intend to redeem any portion of the Notes prior to the stated maturity dates. For certain Notes, the Company has the obligation to redeem the Notes if a change in control occurs as defined in the indenture of the Notes.
The outstanding Notes were issued at a discount amounting to US$23 million. The total issuance costs of US$41 million were presented as a direct deduction from the principal amount of the outstanding Notes on the consolidated balance sheets. Both the discount and the issuance costs are amortized as interest expense using the effective interest rate method through the maturity dates of the Notes.
The principal amount and unamortized discount and debt issuance costs as of December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Principal amount	48,638	53,848	8,450
Unamortized discount and debt issuance costs	(230)	(223)	(36)

	48,408	53,625	8,414

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term debts (including the notes payable and
l
ong-term loans (Note 12) but excluding convertible senior notes (Note 14), in the succeeding five years and thereafter:

	RMB	US$
	(In millions)
For the years ending December 31,
2022	10,517	1,650
2023	6,374	1,000
2024	5,417	850
2025	7,010	1,100
2026	16,887	2,650
Thereafter	20,392	3,200